SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition (Details)	12 Months Ended
Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cap on sale proceeds (as a percent)	65.00%
Additional profit sharing on remaining sale proceeds (as a percent)	26.7857%
Remaining sale proceeds (as a percent)	35.00%